REGULATORY CAPITAL (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Capital [Abstract]
Schedule of compliance with regulatory capital
As of December 31, 2013
	Actual		For capital adequacy purposes		To be “well- capitalized” under prompt corrective action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Tangible capital	$77,209	13.5%	≥$ 8,766	≥1.5%	≥$29,221	≥5.0%

Core capital	$77,209	13.5%	≥$23,377	≥4.0%	≥$35,066	≥6.0%

Risk-based capital	$78,899	25.3%	≥$24,991	≥8.0%	≥$31,239	≥10.0%

As of December 31, 2012
	Actual		For capital adequacy purposes		To be “well- capitalized” under prompt corrective action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Tangible capital	$76,560	12.4%	≥$ 9,437	≥1.5%	≥$31,457	≥5.0%

Core capital	$76,560	12.4%	≥$25,166	≥4.0%	≥$37,749	≥6.0%

Risk-based capital	$78,721	25.6%	≥$24,700	≥8.0%	≥$30,875	≥10.0%

As of December 31, 2011
	Actual		For capital adequacy purposes		To be “well- capitalized” under prompt corrective action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

Tangible capital	$60,183	10.0%	≥$ 9,247	≥1.5%	≥$30,823	≥5.0%

Core capital	$60,183	10.0%	≥$24,659	≥4.0%	≥$36,988	≥6.0%

Risk-based capital	$61,622	18.8%	≥$26,226	≥8.0%	≥$32,782	≥10.0%